Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 96,586	$ 121,288
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53,729	73,840
Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,857	47,448
Heavy Duty Motive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,464	63,684
Portable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,109	4,468
Material Handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,010	7,535
Back Up Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,426	1,933
Technology Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,577	43,668
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,791	76,558
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37,590	26,145
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,871	15,425
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,334	$ 3,160